Regulatory Matters	12 Months Ended
Dec. 31, 2013
Regulatory Matters [Abstract]
Regulatory Matters

NOTE 19 - REGULATORY MATTERS

The Corporation (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s and the Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation and the Bank to maintain minimum amounts and ratios (set forth below) of total and Tier I capital (as defined in the regulations) to         risk-weighted assets (as defined in the regulations), and of Tier I capital to average assets (as defined in the regulations).  Management believes, as of December 31, 2013 and 2012, that the Corporation and the Bank met all capital adequacy requirements to which they were subject.

As of December 31, 2013, the most recent notification from federal and state banking agencies categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action.  To be categorized as “well capitalized”, an institution must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following.  There are no conditions or events since that notification that management believes have changed the Bank’s category.

NOTE 19 - REGULATORY MATTERS (CONTINUED)

The actual capital amounts and ratios of the Corporation and the Bank as of December 31, 2013 and 2012 are also presented in the following (dollars in thousands):

			Minimum capital requirement			Minimum to be well capitalized under promt corrective action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio

As of December 31, 2013
Total Capital
(to Risk-Weighted Assets)
Consolidated	$60,078	11.8%	$40,678	>	8.0%	N/A		N/A
Bank	63,616	12.6%	40,555	>	8.0%	$50,693	>	10.0%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	56,036	11.0%	20,339	>	4.0%	N/A		N/A
Bank	59,574	11.8%	20,277	>	4.0%	30,416	>	6.0%

Tier I Capital
(to Average Assets)
Consolidated	56,036	8.6%	26,089	>	4.0%	N/A		N/A
Bank	59,574	9.1%	26,075	>	4.0%	32,594	>	5.0%

As of December 31, 2012
Total Capital
(to Risk-Weighted Assets)
Consolidated	$50,076	14.2%	$28,273	>	8.0%	N/A		N/A
Bank	54,828	15.5%	28,245	>	8.0%	$35,306	>	10.0%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	45,751	13.0%	14,136	>	4.0%	N/A		N/A
Bank	50,503	14.3%	14,122	>	4.0%	21,184	>	6.0%

Tier I Capital
(to Average Assets)
Consolidated	45,751	7.6%	24,239	>	4.0%	N/A		N/A
Bank	50,503	8.3%	24,225	>	4.0%	30,282	>	5.0%

On a parent company only basis, the Corporation’s primary source of funds are dividends paid by the Bank.  The ability of the Bank to pay dividends is subject to limitations under various laws and regulations, and to prudent and sound banking principles.  Generally, subject to certain minimum capital requirements, the Bank may declare a dividend without the approval of the State of Ohio Division of Financial Institutions, unless the total dividends in a calendar year exceed the total of its net profits for the year combined with its retained profits of the two preceding years.  Under these provisions, the Bank did not have the ability to pay any dividends without prior approval from the Ohio Department of Financial Institutions and the Federal Reserve as of January 1, 2014.

The Board of Governors of the Federal Reserve System generally considers it to be an unsafe and unsound banking practice for a bank holding company to pay dividends except out of current operating income, although other factors such as overall capital adequacy and projected income may also be relevant in determining whether dividends should be paid.